Commitments and Contingencies - Schedule of Group's future minimum commitments under non-cancelable agreements (Detail) ¥ in Thousands	Dec. 31, 2021 CNY (¥)
Future minimum commitments [Line Items]
Purchase commitments	¥ 188,248
Capital commitments	6,070
Total	194,318
Less than one year [Member]
Future minimum commitments [Line Items]
Purchase commitments	187,548
Capital commitments	6,070
Total	193,618
One to three years [Member]
Future minimum commitments [Line Items]
Purchase commitments	700
Total	¥ 700